                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa Cain
Title:    CFO
Phone:    858-704-3337

Signature, Place, and Date of Signing:

/s/ L. CAIN San Diego, California 11/14/01


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $ 31,800

This filing lists securities holdings reported on the form 13F filed on September 30, 2000 pursuant to a request for confidential treatment and for which confidential treatment expired on September 30, 2001.

List of Other Included Managers:
NONE

                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
Fortune Brands, Inc.             COM   349631101  $ 31,800  1,200,000 SH       SOLE              1,200,000

